Segments Information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Schedule of Revenues from Company's Operation in Italy and Spain
The following table lists the revenues from the Company's operations in Israel, the Netherlands, Italy and Spain:

	For the year ended December 31
	2017	2016	2015
	€ in thousands
Israel	183	-	-
The Netherlands	303	-	-
Italy	10,143	8,919	9,567
Spain	3,007	2,713	2,879
Total income	13,636	11,632	12,446

Schedule of Fixed Assets, Net from Company's Operation
The following table lists the fixed assets, net from the Company's operation:

	For the year ended December 31
	2017	2016
	€ in thousands
Israel	22	30
Netherland	15,046	5,081
Italy	48,555	52,122
Spain	15,214	16,041
Total fixed assets, net	78,837	73,274